Unaudited Condensed Consolidated Statements of Changes in Shareholders' Equity - EUR (€) € in Thousands		Issued Capital	Share Premium	Other Capital Reserves	Accumulated Deficit	Other Components of Equity	Total
Beginning balance, shares at Dec. 31, 2017		23,812,100
Beginning balance, amount at Dec. 31, 2017		€ 2,858	€ 161,639	€ 6,225	€ (51,293)	€ 0	€ 119,429
Loss for the period					(12,764)		(12,764)
Exchange differences on translation of foreign operations						(16)	(16)
Total comprehensive loss					(12,764)	(16)	(12,780)
Issued shares, shares		1,850,000
Issued shares, amount		€ 222	52,769				52,991
Transaction costs			(3,801)				(3,801)
Equity-settled share-based payment				5,938			5,938
Total contributions, shares		1,850,000
Total contributions, amount		€ 222	48,967	5,938			55,128
Total transactions with owners of the Company, shares		1,850,000
Total transactions with owners of the Company, amount		€ 222	48,967	5,938			55,128
Ending balance, shares at Jun. 30, 2018	[1]	25,662,100
Ending balance, amount at Jun. 30, 2018	[1]	€ 3,080	210,606	12,163	(64,056)	(16)	161,776
Beginning balance, shares at Dec. 31, 2018		25,964,379
Beginning balance, amount at Dec. 31, 2018		€ 3,116	211,022	18,310	(81,107)	50	151,391
Loss for the period					(25,109)		(25,109)
Exchange differences on translation of foreign operations						695	695
Total comprehensive loss					(25,109)	695	(24,413)
Transaction costs							0
Equity-settled share-based payment				3,890			3,890
Total contributions, amount				3,890			3,890
Total transactions with owners of the Company, amount				3,890			3,890
Ending balance, shares at Jun. 30, 2019	[1]	25,964,379
Ending balance, amount at Jun. 30, 2019	[1]	€ 3,116	€ 211,022	€ 22,200	€ (106,216)	€ 746	€ 130,867

[1]	Unaudited